Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Registrant Name	Gridsum Holding Inc.
Entity Central Index Key	0001647338
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Interactive Data Current	Yes
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Voluntary Filers	No
Entity Ex Transition Period	true
Class A Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	4,543,461
Class B Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	26,289,929